JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

April 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
the J.P. Morgan Funds listed in Appendix A (the “Funds”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 116 (Amendment No. 117 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the revised statutory prospectuses for all share classes for the Fund. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust I and J.P. Morgan Mutual Fund Group for the revised statutory prospectuses.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio, Esq.

Assistant Secretary

cc:	Vincent J. De Stefano

Appendix A

J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund